Acquisitions of business operations - Gracell Biotechnologies Inc. (Details) - Gracell $ in Millions	Feb. 22, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1,038
Cash and cash equivalents	212
Net deferred tax liability	(260)
Other immaterial net balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	1,037
Cash transferred	983
Contingent consideration	54
Marketable securities recognised as of acquisition date	$ 3